Cover	6 Months Ended
Oct. 31, 2021
Cover [Abstract]
Entity Registrant Name	MMEX RESOURCES CORPORATION
Entity Central Index Key	0001440799
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	26-1749145
Entity Address Address Line 1	3616 Far West Blvd
Entity Address Address Line 2	117-321
Entity Address City Or Town	Austin
Entity Address State Or Province	TX
Entity Address Postal Zip Code	78731
City Area Code	855
Local Phone Number	880-0400